Income Taxes - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current tax expense	$ 121.3	$ 66.7
Unused tax credits for which no deferred tax asset recognised	$ 4.0	$ 4.9